PC&J PERFORMANCE FUND

Semi-Annual Report
to Shareholders
June 30, 1998
------------------------------------------------------------------------------

               The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1998 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.
          This report requires no action on your part. Please give us a call if you have any questions.



                            /s/ James Johnson
                            --------------------
                               James Johnson
                                 Secretary


                            /s/ Kathleen Carlson
                            --------------------
                              Kathleen Carlson
                                 Treasurer

PC&J PERFORMANCE FUND
---------------------
FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1997, 1996, 1995, and 1994 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 1998 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

------------------------------------------------------------------------------------------
Selected Data for Each Share
of Capital Stock Outstanding              1998
Throughout the Period                  (Unaudited)    1997      1996      1995      1994
                                       ---------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD     $ 27.01       $21.11    $19.18    $17.68    $18.13
                                       -----------   --------  --------  --------  --------
Income from investment operations:
  Net investment income / (loss)          (0.07)       (0.03)     0.06      0.03      0.06
  Net realized and unrealized
     gain on securities                    4.18         7.54      3.73      3.99      0.08
                                       -----------   --------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS           4.11         7.51      3.79      4.02      0.14
                                       -----------   --------  --------  --------  --------
Less dividends:
  From net investment income              (0.00)       (0.00)    (0.06)    (0.03)    (0.06)
  From net realized gain
     on investments                       (0.00)       (1.61)    (1.80)    (2.49)    (0.53)
                                       -----------   --------  --------  --------  --------
TOTAL DIVIDENDS                           (0.00)       (1.61)    (1.86)    (2.52)    (0.59)
                                       -----------   --------  --------  --------  --------
NET ASSET VALUE-END OF PERIOD           $ 31.12       $27.01    $21.11    $19.18    $17.68
                                       ===========   ========  ========  ========  ========


TOTAL RETURN <F1>                         15.22%       35.58%    19.80%    22.74%     0.77%

RATIOS TO AVERAGE NET ASSETS
  Expenses                                 1.49%<F2>    1.50%     1.50%     1.50%     1.50%
  Net investment income / (loss)          (0.46%)<F2>  (0.12%)    0.30%     0.13%     0.35%

Portfolio turnover rate                   14.28%<F2>   22.44%    64.31%    76.71%    68.56%

Average commissions per share <F3>      $  0.10       $ 0.10    $ 0.10

Net assets at end of period (000's)     $ 43,109      $37,453   $28,638   $23,949   $19,753


<F1> TOTAL RETURN IS A MEASURE OF PAST PERFORMANCE AND IS NOT A GUARANTEE OF
     FUTURE PERFORMANCE.
<F2> ANNUALIZED
<F3> REPRESENTS THE DOLLAR AMOUNT OF COMMISSIONS PAID ON PORTFOLIO
     TRANSACTIONS DIVIDED BY THE TOTAL NUMBER OF SHARES PURCHASED
     AND SOLD FOR WHICH COMMISSIONS WERE CHARGED. DISCLOSURE IS NOT REQUIRED PRIOR TO 1996.

PC&J PERFORMANCE FUND
---------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 1998
(UNAUDITED)

-----------------------------------------------------------------------
                                       PERCENT    NUMBER
                                       OF NET       OF       MARKET
SECURITY (Note A)                      ASSETS     SHARES     VALUE
-----------------------------------------------------------------------
COMMON STOCKS:                           6.1%
Capital goods and transportation:
  Emerson Electric Co.                            15,600   $   941,850
  General Electric Co.                            18,600     1,690,275
                                                           ------------
                                                             2,632,125
                                                           ------------

Consumer cyclical:                       5.6
  Disney (Walt) Co.                                8,000       840,500
  Four Seasons Hotels Inc.                        20,400       719,100
  K Mart Corp. <F1>                               45,000       866,250
                                                           ------------
                                                             2,425,850
                                                           ------------

Consumer staple:                        17.0
  American Home Products                          24,000     1,242,000
  Campbell Soup Co.                               17,200       913,750
  Clorox Co.                                      14,000     1,338,750
  Gillette Co.                                    21,600     1,228,500
  Merck & Co., Inc.                               10,000     1,337,500
  Shared Medical Systems Corp.                    16,500     1,211,719
  Vlasic Foods Intl. Inc. <F1>                     1,720        34,615
                                                           ------------
                                                             7,306,834
                                                           ------------

Energy:                                  8.5
  Chevron Corp.                                   10,200       854,250
  Cooper Cameron Corp. <F1>                       18,000       918,000
  Input/Output Inc. <F1>                          28,700       511,219
  Mobil Corp.                                      7,600       582,350
  Newpark Resources Inc. <F1>                     71,100       790,987
                                                           ------------
                                                             3,656,806
                                                           ------------

Financial services:                     21.3
  American Express Co.                            13,500     1,535,625
  Citicorp                                         6,200       925,350
  Fannie Mae                                      15,000       911,250
  Franklin Resources Inc.                         24,000     1,296,000
  Northern Trust Corp.                            17,900     1,364,875
  Norwest Corp.                                   24,000       900,000
  Schwab (Charles) Corp.                          19,350       631,294
  SunAmerica Inc.                                 28,350     1,628,353
                                                           ------------
                                                             9,192,747
                                       -------             ------------
COMMON STOCKS                           58.5%              $25,214,362

<F1> NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PERFORMANCE FUND
---------------------
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 1998
(UNAUDITED)

-----------------------------------------------------------------------
                                       PERCENT    NUMBER
                                       OF NET       OF       MARKET
SECURITY (Note A)                      ASSETS     SHARES     VALUE
-----------------------------------------------------------------------
COMMON STOCKS FORWARD:                  58.5%              $25,214,362
                                       -------             ------------


Industrial commodities:                  5.5
  Aluminum Co. of America                         10,200       672,563
  Sealed Air Corp. <F1>                           23,000       845,250
  Wolverine Tube Inc. <F1>                        22,000       836,000
                                                           ------------
                                                             2,353,813
                                                           ------------

Technology:                             19.8
  Boeing Co.                                      19,200       855,600
  Cisco Systems Co., Inc. <F1>                    13,750     1,265,859
  Computer Associates Intl. Inc.                  22,750     1,264,047
  International Business Machines Inc.            11,200     1,285,900
  Microsoft Corp. <F1>                            13,000     1,408,875
  Policy Management Systems, Inc. <F1>            28,200     1,106,850
  United Technologies Corp.                       14,800     1,369,000
                                                           ------------
                                                             8,556,131
                                                           ------------

Telecommunications:                      9.1
  America Online Inc. <F1>                        20,400     2,144,550
  Lucent Technologies Inc.                        21,384     1,778,881
                                                           ------------
                                                             3,923,431
                                       -------             ------------
TOTAL COMMON STOCKS
  (Cost $20,587,331)                    92.9                40,047,737

SHORT-TERM OBLIGATIONS
  (Cost $3,139,459)                      7.3                 3,139,459
                                       -------             ------------

TOTAL INVESTMENTS
  (Cost $23,726,790)                   100.2%              $43,187,196
                                       =======             ============


<F1>NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PERFORMANCE FUND
---------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(UNAUDITED)

-----------------------------------------------------------------------
ASSETS:
Investments in securities, at market value
(Cost basis - $23,726,790) (Notes A & D)
                                                           $43,187,196

Receivables - Dividends and interest                            28,466
                                                           ------------
Total assets                                                43,215,662
                                                           ------------

LIABILITIES :
Accrued expenses (Note B)                                       51,769
Securities purchased                                            54,875
                                                           ------------
Total liabilities                                              106,644
                                                           ------------
NET ASSETS                                                 $43,109,018
                                                           ============

SHARES OUTSTANDING
  (Unlimited authorization - no par value):
Beginning of period                                          1,386,528
Net decrease (Note C)                                           (1,232)
                                                           ------------
End of Period                                                1,385,296
                                                           ============

NET ASSET VALUE,
   offering price and redemption price per share              $ 31.12
                                                           ============

NET ASSETS CONSIST OF:
Paid in capital                                            $22,446,132
Net unrealized appreciation on investments                  19,460,406
Undistributed net investment loss                              (93,713)
Undistributed net realized gain on investments               1,296,193
                                                           ------------
Net Assets                                                 $43,109,018
                                                           ============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PERFORMANCE FUND
---------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

-----------------------------------------------------------------------
INVESTMENT INCOME (Note A):
Dividends                                                  $   159,528
Interest                                                        50,140
                                                           ------------
Total investment income                                        209,668
                                                           ------------

EXPENSES (Note B):
Investment advisory fee                                        202,254
Management fee                                                 101,127
                                                           ------------
Total expenses                                                 303,381
                                                           ------------


NET INVESTMENT LOSS                                            (93,713)
                                                           ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note D):
Net realized gain on investments                             1,296,193
Change in unrealized appreciation of investments             4,486,921
                                                           ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              5,783,114
                                                           ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $ 5,689,401
                                                           ============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PERFORMANCE FUND
---------------------
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------
                                                      For the Six      For the Year
                                                     Months  Ended        Ended
                                                     June 30, 1998   December 31, 1997
                                                      (Unaudited)
                                                     ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss                                    $  ( 93,713)     $   (39,574)
Net realized gain on investments                         1,296,193        2,108,810
Change in unrealized appreciation of investments         4,486,921        7,656,945
                                                       ------------    --------------
Net increase in net assets from operations               5,689,401        9,726,181
                                                       ------------    --------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income                             0                0
Dividends from net realized gain on investments                  0       (2,108,810)
                                                       ------------    --------------
Net decrease in assets from dividends to shareholders            0       (2,108,810)
                                                       ------------    --------------

INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                        (32,925)       1,197,179
                                                       ------------    --------------
Total increase in net assets                             5,656,476        8,814,550

NET ASSETS:
Beginning of period                                     37,452,542       28,637,992
                                                       ------------    --------------
End of period                                          $43,109,018      $37,452,542
                                                       ============    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PERFORMANCE FUND
---------------------
NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  PC&J Performance Fund (the 'Fund') commenced operations on December 23, 1983, as a 'no-load, open-end, diversified' investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities traded on the over-the-counter market are valued at the average of the closing bid and ask prices.

  (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.
  (3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

  The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $202,254 for the six months ended June 30, 1998.

  The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.'), wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $101,127 for the six months ended June 30, 1998.

  The Fund's shareholders have adopted a Distribution Expense Plan ('Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

  Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PC&J PERFORMANCE FUND
---------------------
NOTES TO FINANCIAL STATEMENTS - (Concluded)

-------------------------------------------------------------------------------
C. CAPITAL SHARE TRANSACTIONS    For the Six Months      For the Year Ending
                                       Ending             December 31, 1997
                                    June 30, 1998
                                 ----------------------------------------------
Shares sold                      51,817   $ 1,520,680    154,500   $ 3,905,965
Shares issued in
reinvestment of dividends             0             0     78,070     2,108,810
                                 -------  ------------   --------  ------------
                                 51,817     1,520,682    232,570     6,014,775

Shares redeemed                 (53,049)   (1,553,605)  (202,619)   (4,817,596)
                                 -------  ------------   --------  ------------
Net increase / (decrease)        (1,232)  $   (32,925)    29,951   $ 1,197,179
                                 =======  ============   ========  ============

D. INVESTMENT TRANSACTIONS

  Securities purchased and sold (excluding short-term obligations) for the period ended June 30, 1998 aggregated $2,773,594 and $3,344,443, respectively.

  At June 30, 1998 gross unrealized appreciation on investments was $19,842,832 and gross unrealized depreciation on investments was $382,426 for net unrealized appreciation of $19,460,406 for financial reporting and federal income tax purposes.